UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2008

ITEM 1.                     SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET
TRUST

CITI CASH RESERVES

FORM N-Q
NOVEMBER 30, 2008

Notes to Schedule of Investments (unaudited)

Investment in Liquid Reserves Portfolio, at value $918,414,055

1. Organization and Significant Accounting Policies

CitiSM Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (3.1% at November 30, 2008) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report. As of the date of this report, the Portfolio continued to meet the requirements of Rule 2a-7 that permit the Portfolio to utilize amortized cost to value its securities, except that certain investments in structured securities (such as those issued by Structured Investment Vehicles or SIVs) are carried at fair value in the Schedule of Investments for the Portfolio. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by an event, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain SIVs were subject to specific events of default or insolvency which triggered the use of fair value. Concurrently, the Portfolio recognized the fair value of the related Letter Agreement and Credit Support Agreements (see Note 3 of the Portfolio’s Notes to Schedule of Investments) entered into between the Portfolio and affiliates of the Portfolio.

(b) Credit and Market Risk. The Portfolio holds investments in structured securities (such as those issued by SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. These risks flow through to the Fund from its investment in the Portfolio. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

2. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Liquid Reserves Portfolio

Schedule of Investments (unaudited)	November 30, 2008

Face
Amount	Security	Value*
SHORT-TERM INVESTMENTS — 96.8%
Bank Notes — 2.0%
$ 300,000,000	Bank of America N.A., 4.350% due 8/3/09 (a)	$300,000,000
308,220,000	Wells Fargo Bank N.A., 2.950% due 6/3/09 (a)	308,220,000
	Total Bank Notes	608,220,000
Certificates of Deposit — 32.6%
375,000,000	Abbey National Treasury Services PLC, 3.050% due 2/6/09	375,000,000
100,000,000	Allied Irish Banks, 2.760% due 5/7/09	100,004,301
	Banco Bilbao Vizcaya:
250,000,000	3.190% due 12/22/08	250,000,000
250,000,000	3.100% due 1/12/09	250,000,000
100,000,000	Banco Santander, 3.090% due 12/22/08	100,000,572
300,000,000	Bank of Ireland Governor & Co., 3.150% due 12/29/08	300,000,000
	Bank of Montreal:
300,000,000	3.050% due 1/26/09	300,000,000
300,000,000	3.450% due 3/23/09	300,000,000
275,000,000	3.249% due 9/15/09 (a)	275,000,000
100,000,000	Bank of Nova Scotia, 2.500% due 3/6/09	100,000,000
250,000,000	Bank of Scotland PLC, 2.916% due 7/6/09 (a)	250,000,000
	Bank of Tokyo Mitsubishi:
250,000,000	2.890% due 12/10/08	250,000,000
400,000,000	2.810% due 12/12/08	400,000,000
	Barclays Bank PLC NY:
260,000,000	3.150% due 12/29/08	260,000,000
167,000,000	3.020% due 2/23/09	167,000,000
200,000,000	2.970% due 4/20/09	200,000,000
150,000,000	1.450% due 5/13/09 (a)	150,000,000
150,000,000	2.740% due 8/11/09 (a)	150,000,000
	BNP Paribas NY Branch:
150,000,000	2.850% due 12/5/08	150,000,000
300,000,000	3.060% due 1/2/09	300,000,000
175,000,000	4.000% due 4/21/09	175,000,000
465,000,000	Calyon NY Branch, 3.120% due 2/9/09	465,000,000
250,000,000	Citibank N.A., 2.120% due 2/12/09	250,000,000
	Credit Suisse New York:
200,000,000	4.010% due 1/7/09	200,000,000
250,000,000	3.080% due 3/3/09 (a)	250,000,000
366,800,000	HSBC Bank USA, 2.950% due 1/16/09	366,800,000
	Intesa San Paulo SpA NY:
250,000,000	3.064% due 3/5/09 (a)	250,000,000
242,500,000	3.210% due 4/22/09	242,500,000
	Istituto Bancario SA:
100,000,000	3.300% due 5/6/09	100,000,000
325,000,000	3.670% due 6/11/09	325,000,000
248,650,000	PNC Bank N.A., 3.736% due 2/23/09 (a)	248,650,000
300,000,000	Rabobank Nederland NY, 3.010% due 2/13/09	300,000,000
102,788,000	Royal Bank of Canada NY, 5.290% due 2/2/09	103,171,982
	Skandinaviska Enskilda Banken:
150,000,000	2.875% due 12/4/08	149,999,686
200,000,000	2.805% due 12/12/08	200,000,303
	Toronto Dominion Bank NY:
300,000,000	3.060% due 1/7/09	300,000,000
100,000,000	3.020% due 2/17/09	100,000,000
200,000,000	3.040% due 3/6/09	200,000,000
275,000,000	Unicredito Italiano SpA NY, 2.935% due 12/10/08	275,000,000
	Wachovia Bank N.A.:

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face
Amount	Security	Value*
Certificates of Deposit — 32.6% (continued)
$ 175,000,000	4.500% due 12/1/08	$175,000,000
250,000,000	3.100% due 12/29/08	250,000,000
145,000,000	3.745% due 1/27/09 (a)	145,000,000
	Total Certificates of Deposit	9,698,126,844
Commercial Paper — 20.8%
150,000,000	Allied Irish Banks PLC, 4.751% due 1/9/09 (b)(c)	149,237,062
171,760,435	Atlantic East Funding LLC, 3.521% due 3/25/09 (a)(d)(e)	155,838,243
	Bank of America Corp.:
250,000,000	3.020% due 2/2/09 (b)	248,698,437
150,000,000	2.902% due 3/2/09 (b)	148,923,167
100,000,000	BNZ International Funding Ltd., 3.015% due 12/29/08 (b)(c)	99,769,000
250,000,000	Credit Suisse New York, 3.047% due 1/16/09 (b)	249,041,667
	Danske Corp.:
78,000,000	2.521% due 3/10/09 (b)(c)	77,463,750
250,000,000	4.570% due 4/9/09 (a)(c)	250,000,000
250,000,000	4.479% due 4/14/09 (b)(c)	245,924,167
200,000,000	Eli Lilly & Co., 1.405% due 2/12/09 (b)(c)	199,432,222
	General Electric Capital Corp.:
500,000,000	2.861% due 2/4/09 (b)	497,454,167
490,000,000	2.758% due 3/17/09 (b)	486,075,644
300,000,000	3.221% due 3/23/09 (b)	297,041,333
	ING Funding LLC:
100,000,000	3.036% due 1/2/09 (b)	99,734,222
100,000,000	3.043% due 1/9/09 (b)	99,675,542
112,800,000	3.078% due 1/16/09 (b)	112,366,159
339,969,373	Issuer Entity LLC, 3.781% due 10/29/09 (a)(d)(e)(f)	111,781,930
	JPMorgan Chase:
400,000,000	2.737% due 12/2/08 (b)	399,970,000
150,000,000	2.775% due 12/10/08 (b)	149,896,875
400,000,000	3.000% due 2/2/09 (b)	397,931,500
100,000,000	Nordea North America Inc., 2.573% due 3/9/09 (b)	99,305,834
100,000,000	Santander Centro Hispano, 2.931% due 3/17/09 (b)	99,146,111
	Skandinaviska Enskilda Banken:
350,000,000	3.149% due 12/10/08 (b)(c)	349,728,750
63,700,000	3.114% due 2/6/09 (b)(c)	63,336,043
300,000,000	Toronto Dominion Bank NY, 3.220% due 3/19/09 (b)(c)	297,147,001
	Toyota Motor Credit:
150,000,000	2.364% due 2/5/09 (b)	149,353,750
150,000,000	2.429% due 5/6/09 (b)	148,440,000
	UBS Finance Delaware LLC:
400,000,000	3.552% due 1/22/09 (b)	397,966,222
100,000,000	2.789% due 5/5/09 (b)	98,815,972
	Total Commercial Paper	6,179,494,770
Corporate Bonds & Notes — 4.8%
243,500,000	Australia & New Zealand Banking Group, 3.021% due 7/31/09 (a)(c)	243,500,000
80,820,000	Credit Suisse First Boston (USA) Inc., Notes, 4.700% due 6/1/09	81,164,679
125,000,000	ING Bank NV, 3.726% due 7/24/09 (a)(c)	125,000,000
275,000,000	Nordea Bank AB, 3.891% due 10/23/09 (a)(c)	275,000,000
225,000,000	Rabobank Nederland NV, 2.578% due 10/9/09 (a)(c)	224,989,467
150,000,000	Royal Bank of Canada, 2.449% due 5/15/09 (a)(c)	150,000,000
201,000,000	Royal Bank of Scotland PLC, 3.219% due 10/9/09 (a)(c)	201,000,000
125,000,000	Svenska Handelsbanken AB, 3.885% due 8/25/09 (a)(c)	125,000,000
	Total Corporate Bonds & Notes	1,425,654,146

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face
Amount	Security	Value*

Master Note — 4.5%
$ 1,353,000,000	Morgan Stanley Collateralized Master Note Purchase Agreement, 1.550% due
	12/1/08 (a)(d)(g)	$1,353,000,000
Medium-Term Notes — 6.2%
124,000,000	ANZ National International Ltd., 3.037% due 7/10/09 (a)(c)	124,000,000
	Axon Financial Funding LLC:
290,600,810	2.589% due 12/15/08 (b)(d)(f)(h)(i)	178,254,537
88,698,749	2.644% due 12/15/08 (b)(d)(f)(h)(i)	54,407,813
177,440,140	2.651% due 12/15/08 (b)(d)(f)(h)(i)	108,841,782
199,572,186	2.885% due 12/15/08 (b)(d)(f)(h)(i)	122,417,579
184,685,059	5.420% due 12/15/08 (b)(d)(f)(h)(i)	113,285,815
89,471,761	5.425% due 12/15/08 (b)(d)(f)(h)(i)	54,881,978
3,796,454	Cheyne Finance LLC, 0.000% due 8/23/09 (d)(e)(j)	3,796,454
222,875,000	Citigroup Funding Inc., 3.263% due 5/8/09 (a)	222,860,663
100,000,000	Commonwealth Bank of Australia, 3.443% due 8/3/09 (a)(c)	100,000,000
432,196,749	Gryphon Funding Ltd., 3.663% due 8/23/09 (a)(d)(e)(j)	203,607,888
150,000,000	HSBC USA Inc., 5.219% due 10/15/09 (a)	150,000,000
100,000,000	ING USA Global Funding Trust, Medium-Term Notes, 3.513% due 6/19/09 (a)	100,000,000
250,000,000	Royal Bank of Scotland PLC, 1.170% due 3/4/09 (a)(c)	250,000,000
59,155,710	White Pine Finance LLC, 2.225% due 12/15/08 (d)(h)(k)	59,155,710
	Total Medium-Term Notes	1,845,510,219
Promissory Notes — 2.5%
	Goldman Sachs Group Inc.:
250,000,000	3.169% due 12/15/08 (a)(d)	250,000,000
500,000,000	1.730% due 3/9/09 (a)(d)	500,000,000
	Total Promissory Notes	750,000,000
Time Deposits — 4.1%
885,716,000	Calyon Grand Cayman, 0.875% due 12/1/08	885,716,000
337,266,000	Fortis Bank Grand Cayman, 0.900% due 12/1/08	337,266,000
	Total Time Deposits	1,222,982,000
U.S. Government Agencies — 18.0%
180,000,000	Federal Farm Credit Bank (FFCB), Bonds, 2.380% due 5/6/09	180,000,000
	Federal Home Loan Bank (FHLB):
	Bonds:
115,000,000	2.680% due 12/3/08 (a)	115,000,000
200,000,000	1.080% due 1/30/09 (a)	200,000,000
124,500,000	0.810% due 4/3/09 (a)	124,500,000
200,000,000	2.470% due 4/21/09	200,023,178
200,000,000	0.895% due 6/10/09 (a)	200,000,000
200,000,000	1.120% due 8/7/09 (a)	200,000,000
350,000,000	1.366% due 8/27/09 (a)	349,948,880
300,000,000	1.351% due 12/28/09 (a)	299,856,267
175,000,000	0.770% due 3/26/10 (a)	175,000,000
175,000,000	Discount Notes, 3.370% due 7/15/09 (b)	171,396,556
	Federal Home Loan Mortgage Corp. (FHLMC):
275,000,000	Discount Notes, 2.493% due 3/27/09 (b)(l)	272,820,167
250,000,000	Notes, 1.876% due 10/7/09 (a)(l)	250,000,000
	Federal National Mortgage Association (FNMA):
	Discount Notes:
190,250,000	3.459% due 3/25/09 (b)(l)	188,201,642
550,000,000	2.493% due 3/27/09 (b)(l)	545,844,139
135,962,000	3.072% due 5/29/09 (b)(l)	133,923,760

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face
Amount	Security	Value*
U.S. Government Agencies — 18.0% (continued)
$ 82,250,000	2.995% due 8/7/09 (b)(l)	$80,594,513
227,000,000	3.303% due 10/7/09 (b)(l)	220,744,889
210,000,000	2.093% due 11/6/09 (b)(l)	205,934,166
	Notes:
133,800,000	1.070% due 1/16/09 (a)(l)	133,800,000
150,000,000	1.060% due 1/23/09 (a)(l)	149,997,822
336,750,000	0.770% due 9/3/09 (a)(l)	336,750,000
180,000,000	0.750% due 10/7/09 (a)(l)	179,976,580
200,000,000	4.369% due 1/21/10 (a)(l)	200,000,000
250,000,000	2.318% due 2/8/10 (a)(l)	249,937,944
	Total U.S. Government Agencies	5,364,250,503
U.S. Government Obligation — 1.3%
400,000,000	U.S. Treasury Bills, 0.989% due 10/22/09 (b)	396,461,111
	TOTAL INVESTMENTS BEFORE AGREEMENTS —
	(Cost — $29,505,464,372)	28,843,699,593
AGREEMENTS WITH AFFILIATES (m) — 2.6%
	Letter Agreements (Cost- $0) (j) — 0.5%	150,000,000
	Capital Support Agreements (Cost — $0) (f) — 2.1%	615,028,244
	TOTAL AGREEMENTS (Cost — $0)	765,028,244
	TOTAL INVESTMENTS — 99.4% (Cost — $29,505,464,372#)	29,608,727,837
	Other Assets in Excess of Liabilities — 0.6%	181,738,501

	TOTAL NET ASSETS — 100.0%	$29,790,466,338

*	Reflects amortized cost value, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

(b)	Rate shown represents yield-to-maturity.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Illiquid security.

(e)	The Portfolio received partial principal payments. The Portfolio’s Board of Trustees has determined that it is currently in its best interest to continue to hold these securities.

(f)	The value shown is the fair market value as of November 30, 2008. The Axon Financial Funding LLC and Issuer Entity LLC securities are supported by Capital Support Agreements (see Note 3).

(g)	Final maturity date is July 14, 2009.

(h)	Date shown is the date of the next interest rate change. Both principal and interest are currently in default.

(i)	On November 20, 2007, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold these securities.

(j)	The value shown is the fair market value as of November 30, 2008. Cheyne Finance LLC and Gryphon Funding Ltd. are supported by a Letter of Credit and Letter Agreement (See Note 3).

(k)	On February 12, 2008 an insolvency event was declared. The Portfolio has determined that it is currently in its best interest to continue to hold these securities.

(l)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.

(m)	Agreements are with subsidiaries of Legg Mason, Inc., the parent of Legg Mason Partners Fund Advisor, LLC, the Portfolio's Advisor.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2008, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Credit and Market Risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments resulting in a lack of correlation between their credit ratings and values.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective September 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

As of the date of this report, the Portfolio continued to meet the requirements of Rule 2a-7 that permit the Portfolio to utilize amortized cost to value its securities, except that certain investments in structured securities (SIVs) are carried at fair value in the Schedule of Investments. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by an event, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Board of Trustees. These SIVs were subject to specific events of default or insolvency which triggered the use of fair value. Concurrently the Portfolio recognized the fair value of the related Letter Agreement and Credit Support Agreements (see Note 3) entered into between the Portfolio and affiliates of the Portfolio.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	November 30, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$29,608,727,837	—	$27,892,423,817	$1,716,304,020

Notes to Schedule of Investments (unaudited) (continuted)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of August 31, 2008	—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation
(depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	$1,716,304,020
Balance as of November 30, 2008	$1,716,304,020

3. Credit arrangements for certain holdings

The Portfolio was provided or entered into certain credit support arrangements for certain of its portfolio holdings. As a result, the aggregate market value of the Portfolio’s holdings increased. These arrangements are described below.

(a) On March 4, 2008, the Portfolio was provided a Standby Letter of Credit (“LOC”) by Citibank, N.A. (“Citibank”) for an aggregate amount not to exceed $150 million. Citibank currently has a First Tier credit rating.

Under the terms of the LOC, which terminates no later than March 3, 2009, the Portfolio is able to draw upon the LOC if (i) a loss is realized from a sale or other disposition of commercial paper or other securities held by the Portfolio that were issued by Cheyne Finance LLC (the “Securities”), (ii) the Securities are restructured into new debt and there is a shortfall in what is received as compared to the amortized cost of the original Securities (iii) all or any portion of the Securities remain outstanding on the business day immediately prior to March 4, 2009; and/or (iv) the short term credit rating of Citibank is downgraded causing its LOC obligations to no longer qualify as a First Tier Security under Rule 2a-7.

The Portfolio also entered into a separate, but related Letter Agreement with Legg Mason, Inc. (“LM”). Under the terms of the Letter Agreement, the Portfolio will terminate the LOC if (i) all of the Securities are sold or otherwise disposed of without the Portfolio realizing a loss or the Portfolio has drawn on the LOC in an aggregate amount equal to such losses; (ii) all of the Securities have been restructured into new debt rated at least A-1 or P-1 (or the equivalent) by S&P or Moody’s and that is eligible to be held under Rule 2a-7; (iii) the Portfolio has been repaid in full in respect of all of the Securities or (iv) the Securities are rated at least A-1 or P-1 (or the equivalent) by S&P or Moody’s. The Letter Agreement also provides that: the Portfolio must pay to Legg Mason the excess of amounts received by the Portfolio above amounts due to the Portfolio on the Securities, net of draws, either from a cash payment or a restructuring if, after the LOC is drawn and on or after termination of the LOC; and during the term of the LOC, Legg Mason has the option to purchase the securities from the Portfolio under various circumstances at a price that is the greater of amortized cost or market value. Another provision provides for transfer of the Securities to Legg Mason if the amounts drawn on the LOC equal or exceed the amortized cost of the Securities then outstanding at the end of the LOC term.

(b) On March 31, 2008, the Portfolio entered into five Capital Support Agreements (“CSAs”) with Legg Mason, each CSA being with one of its wholly owned subsidiaries LM Capital Company, LLC, LM Capital Support I, LLC, LM Capital Support II, LLC, LM Capital Support III, LLC and LM Capital Support IV, LLC (collectively with LM). Three of the CSAs provide support in the maximum amounts of $100,000,000, $100,000,000 and $50,000,000, respectively, for the Portfolio’s holdings of Axon Financial Funding LLC. Two of the CSAs will provide support in the maximum amounts of $75,000,000 each, for the Portfolio’s holdings of Issuer Entity LLC. Each of the five LM subsidiaries established a segregated account at the Portfolio’s custodian bank to secure LM’s obligations under the respective CSAs.

Notes to Schedule of Investments (unaudited) (continuted)

Under the terms of each CSA the Portfolio would be paid a capital contribution, up to the maximum amount committed in the CSA, if (i) a loss is realized from a sale of the subject securities (collectively with any securities received in exchange therefore, or as replacement thereof that do not qualify as “Eligible Securities” under Rule 2a-7(a)(10), “Eligible Notes”); (ii) a loss results upon final payment on the Eligible Notes; (iii) a court orders a discharge of the Eligible Notes issuer from liability that provides for payments that will result in a loss; or (iv) a loss occurs in connection with an exchange for or replacement with Eligible Securities as defined in Rule 2a-7(a)(10).

Each CSA terminates no later than March 31, 2009 and requires the Portfolio to promptly sell any Eligible Notes it holds on the immediately preceding business day. Each CSA also permits LM to purchase the Eligible Notes under certain circumstances at a price which is the greater of amortized cost or market value.

On July 17, 2008, a restructuring of Cheyne Finance LLC occurred, in which the Portfolio realized a loss of $143,723,727. This loss was offset by the CSAs, and is a non-cash event.

On September 18, 2008, the CSAs described above in connection with the Portfolio’s holdings of Axon Financial Funding LLC and Issuer Entity LLC were amended to $500,000,000 and $250,000,000 increasing the amounts of support available to the Portfolio.

As of November 30, 2008, the amortized cost and fair market value of the Portfolio’s holdings for investments covered by the Letter Agreement and CSAs are as follows:

	AMORTIZED	FAIR	SUPPORT
INVESTMENT	COST	VALUE	AMOUNTS
Cheyne Finance LLC	$3,796,454	$3,796,454	$0
Gryphon Funding LLC	250,344,423	203,607,888	150,000,000
Axon Financial Funding LLC	1,030,468,704	632,089,504	500,000,000
Issuer Entity LLC	328,430,973	111,781,930	250,000,000

The Portfolio has recognized the changes in the unrealized components of these securities and related support agreements in its financial position.

On December 1, 2008, and subsequent to the reporting period, the Letter of Agreement and CSAs described above in connection with the Portfolio’s holdings of Gryphon Funding Ltd., Axon Financial Funding LLC and Issuer Entity LLC were amended to increase the amounts of support available to the Portfolio to $285,000,000, $650,000,000 and $275,000,000, respectively.

On December 11, 2008 and subsequent to the reporting period, LM purchased $1,030,468,704 of Axon Financial Funding LLC from the Portfolio at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of sale price over the current fair market value amounted to $552,743,413.

On December 11, 2008 and subsequent to the reporting period, the three CSAs that provide support for the Portfolio’s holdings of Axon Financial Funding LLC dated March 31, 2008, as amended, were terminated in accordance with their terms without exercising or drawing down on the credit arrangements.

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	January 23, 2009

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	January 23, 2009